Fair Value Measurements (Details) - Schedule of changes in the level 3 warrant liability measured at fair value - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Redeemable Preferred Stock Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	$ 48,167	$ 35,473	$ 460
Additions		916	43,302
Fair value measurement adjustments	17,399	15,293	45
Exercised	(649)	(3,515)	(8,334)
Balance (end of period)	64,917	48,167	35,473
Common Stock Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	337	277	0
Additions		0	2,680
Fair value measurement adjustments	122	60	131
Exercised		0	(2,534)
Balance (end of period)	$ 459	$ 337	$ 277